Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES SHORT-INTERMEDIATE GOVERNMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2022
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2022